Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net earnings	[1]	$ 3,573	$ 327
Items that will not be reclassified to net earnings:
Net actuarial gain on defined benefit plans		54	46
Net fair value (loss) gain on investments	[2]	(99)	30
Items that have been or may be subsequently reclassified to net earnings:
Loss on currency translation of foreign operations		(249)
Other		(8)	20
OTHER COMPREHENSIVE (LOSS) INCOME	[1]	(302)	96
Comprehensive income		$ 3,271	$ 423

[1]	All equity transactions were attributable to common shareholders.
[2]	As at December 31, 2018 and 2017, financial instruments measured at fair value through other comprehensive income ("FVTOCI") are comprised of shares in Sinofert Holdings Limited ("Sinofert") and other. The Company's investment in Israel Chemicals Ltd. ("ICL") was classified as held for sale at December 31, 2017 and the divestiture of all equity interests in ICL was completed on January 24, 2018.